Retirement Benefits - Pension Plans (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized in the combined balance sheet consisted of:
Accrued retirement benefits	$ (136.0)				$ (139.0)	$ (113.8)
Pension Plans
Change in benefit obligation:
Benefit obligation at beginning of year	$ 258.6	$ 225.0	$ 234.7
Service cost		10.5	9.3	$ 8.4
Interest cost		1.8	1.8	2.9
Actuarial (gain) loss		24.4	(1.6)
Benefits paid		(18.5)	(19.8)
Foreign currency exchange rate changes and other adjustments		15.4	0.6
Benefit obligation at end of year		258.6	225.0	234.7
Change in plan assets:
Fair value of plan assets		131.5	123.7	127.4	131.5	123.7	$ 127.4
Actual return on plan assets		13.3	(1.4)
Employer contribution		3.9	15.3
Benefits paid		(18.5)	(19.8)
Foreign currency exchange rate changes and other adjustments		9.1	2.2
Fair value of plan assets at end of year		$ 131.5	$ 123.7	$ 127.4
Funded status					(127.1)	(101.3)
Unrecognized net actuarial loss					29.1	17.2
Unrecognized prior service cost					0.7	0.6
Net amount recognized					(97.3)	(83.5)
Amounts recognized in the combined balance sheet consisted of:
Noncurrent assets					2.4	3.0
Other current liabilities					(0.3)	(0.3)
Accrued retirement benefits					(129.2)	(104.0)
Accumulated other comprehensive loss before income taxes					29.8	17.8
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total					(97.3)	$ (83.5)
Components of accumulated other comprehensive loss to be recognized as components of net periodic benefit cost
Unrecognized net actuarial loss					1.7
Unrecognized prior service cost					0.1
Total					$ 1.8
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate for benefit obligation					1.10%	1.00%	1.00%
Discount rate for net benefit costs		1.00%	1.00%	1.20%
Rate of compensation increase for benefit obligation					2.10%	3.10%	3.00%
Rate of compensation increase for net benefit costs		3.10%	3.00%	2.00%
Expected return on plan assets for net benefit costs		4.40%	4.90%	4.40%
Expected Future benefit payments
2018					$ 5.5
2019					6.0
2020					6.0
2021					6.1
2022					6.3
2022-2026					33.8
Defined pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation					251.6	$ 218.7
Fair value of plan assets					121.8	114.4
Defined benefit pension plans with accumulated benefit obligations in excess of plan assets
Accumulated benefit obligation					223.1	180.6
Fair value of plan assets					121.8	114.4
Accumulated benefit obligation for these defined benefit pension plans					$ 230.3	$ 186.9
Net pension expense related to these plans
Service cost		$ 10.5	$ 9.3	$ 8.4
Interest cost		1.8	1.8	2.9
Expected return on plan assets		(2.4)	(3.4)	(4.5)
Amortization of prior service cost		0.1	0.1
Amortization of net actuarial loss		1.4	1.0	0.3
Net pension expense		11.4	8.8	7.1
Amounts recognized for these plans in other comprehensive loss
Actuarial loss arising during period		(17.0)	(6.1)	(13.9)
Amortization of prior service cost included in net loss		0.1	0.1
Amortization of net actuarial loss included in net loss		1.4	1.0	0.3
Foreign currency exchange rate changes and other		3.5	3.0	0.3
Total other comprehensive loss during period		$ (12.0)	$ (2.0)	$ (13.3)
Equity Securities | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan to global benefit obligation					92.00%
Equity Securities | Pension Plans | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan to global benefit obligation					88.00%